CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Allowance for doubtful accounts		$ 162,635
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	16,057,630	16,041,464
Common stock, shares outstanding	16,057,630	16,041,464
Series A redeemable convertible preferred stock
Redeemable convertible preferred stock, par value (in dollars per share)		$ 10